Lines of Credit and Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Instruments [Abstract]
Schedule of Total Debt Instruments
Total long-term debt consists of the following:

(in thousands)	December 31, 2013	December 31, 2012
Notes payable to QIAGEN Euro Finance bearing interest at an effective rate of 3.7% due in May 2026	$300,000	$300,000
Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.8% due in February 2024	145,000	145,000
3.19% Series A Senior Notes due October 16, 2019	73,000	73,000
3.75% Series B Senior Notes due October 16, 2022	300,000	300,000
3.90% Series C Senior Notes due October 16, 2024	27,000	27,000
Other notes payable bearing interest up to 6.28% and due through November 2015	483	1,992
Total long-term debt	845,483	846,992
Less current portion	207	948
Long-term portion	$845,276	$846,044

Schedule of Maturities of Long-term Debt	Future principal maturities of long-term debt as of December 31, 2013 are as follows:

Year ending December 31,	(in thousands)
2014	$207
2015	276
2016	—
2017	—
2018	—
thereafter	845,000
$845,483